Risks and Financial Instruments - Contractual undiscounted cash outflows (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	R$ 13,960,937	[1],[2]
Derivative instruments	2,292,609	[3]
Trade payables	7,377,846
Leases payable	2,404,105
Financial liabilities of customers	551,587
Contingent consideration	89,640
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	3,744,329	[1],[2]
Derivative instruments	584,748	[3]
Trade payables	7,377,846
Leases payable	343,792
Financial liabilities of customers	184,159
Contingent consideration	0
Between 1 and 3 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	2,524,250	[1],[2]
Derivative instruments	725,668	[3]
Trade payables	0
Leases payable	596,602
Financial liabilities of customers	354,389
Contingent consideration	0
Between 3 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	2,993,156	[1],[2]
Derivative instruments	648,202	[3]
Trade payables	0
Leases payable	374,456
Financial liabilities of customers	13,039
Contingent consideration	89,640
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	4,699,202	[1],[2]
Derivative instruments	333,991	[3]
Trade payables	0
Leases payable	1,089,255
Financial liabilities of customers	0
Contingent consideration	R$ 0

[1]	The interest on loans, it was estimated based on the US dollar futures contracts and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 on December 31, 2022.
[2]	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
[3]	The hedging instruments were estimated based on the US dollar futures contracts and the future curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 on December 31, 2022. In the table above, only the hedging instruments with negative results at the time of settlement were considered.